Pension and Post-Retirement and Post-Employment Benefits - Schedule of Pension Plan Target Asset and Weighted Average Asset Allocations (Detail)	Dec. 31, 2018
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	100.00%
Pension Plan Assets	100.00%
Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	45.00%
Pension Plan Assets	50.00%
Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	35.00%
Pension Plan Assets	41.00%
Other Plan Assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation	20.00%
Pension Plan Assets	9.00%